Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rate for Items in the Statements - Comprehensive Income and Cash Flow [Member]	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
HKD [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rate for Items in the Statements [Line Items]
Exchange rate	7.8292	7.8306	7.7727
RMB [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rate for Items in the Statements [Line Items]
Exchange rate	7.0809	6.729	6.4508